Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	DODGE & COX FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000029440
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
DODGE & COX STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DODGE & COX STOCK FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of principal and income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective is to achieve a reasonable current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;

■	Your investment has a 5% return each year; and

■	The Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of common stocks. Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks, including depositary receipts evidencing ownership of common stocks. The Fund may also purchase other types of securities, for example, preferred stocks, and debt securities which are convertible into common stock. The Fund may invest up to 20% of its total assets in U.S. dollar-denominated securities of non-U.S. issuers traded in the United States that are not in the S&P 500.

In selecting investments, the Fund invests primarily in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund invests primarily in medium-to-large well established companies based on standards of the applicable market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

■	Issuer risk. Securities held by the Fund may decline in value because of changes in the financial condition of, or other events affecting, the issuers of these securities.

■	Management risk. Dodge & Cox’s opinion about the intrinsic worth of a company or security may be incorrect, Dodge & Cox may not make timely purchases or sales of securities for the Fund, the Fund’s investment objectives may not be achieved, and the market may continue to undervalue the Fund’s securities.

■	Equity risk. Equity securities generally have greater price volatility than fixed income securities.

■	Market risk. Stock prices may decline over short or extended periods due to general market conditions.

■	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.

■	Non-U.S. issuer risk. Non-U.S. securities (including ADRs) may decline in value because of political, economic, or market instability; the absence of accurate information about the companies; risks of internal and external conflicts; or unfavorable government actions, including expropriation and nationalization. Non-U.S. securities are sometimes less liquid, more volatile, and harder to value than securities of U.S. issuers. Lack of uniform accounting, auditing, and financial reporting standards, with less governmental regulation and oversight than U.S. companies, may increase risk. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to investments. These risks may be higher when investing in emerging markets companies. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare to those of a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at www.dodgeandcox.com or call 800-621-3979 for current performance figures.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-621-3979
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dodgeandcox.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	DODGE & COX STOCK FUND Annual total returns 2002-2011 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the time period were: Highest: 23.10% (quarter ended June 30, 2009) Lowest: -23.33% (quarter ended December 31, 2008)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
DODGE & COX STOCK FUND | Dodge & Cox Stock Fund
Shareholder Fees:	rr_ShareholderFeesAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales charge (load) imposed on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (transfer agent, custody, accounting, legal, etc.)	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	653
Bar Chart Table:	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(10.52%)
03	rr_AnnualReturn2003	32.35%
04	rr_AnnualReturn2004	19.16%
05	rr_AnnualReturn2005	9.36%
06	rr_AnnualReturn2006	18.54%
07	rr_AnnualReturn2007	0.14%
08	rr_AnnualReturn2008	(43.31%)
09	rr_AnnualReturn2009	31.27%
10	rr_AnnualReturn2010	13.48%
11	rr_AnnualReturn2011	(4.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.33%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.08%)
5 Years	rr_AverageAnnualReturnYear05	(4.09%)
10 Years	rr_AverageAnnualReturnYear10	4.03%
DODGE & COX STOCK FUND | Return after taxes on distributions | Dodge & Cox Stock Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.33%)
5 Years	rr_AverageAnnualReturnYear05	(4.67%)
10 Years	rr_AverageAnnualReturnYear10	3.37%
DODGE & COX STOCK FUND | Return after taxes on distributions and sale of Fund shares | Dodge & Cox Stock Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.33%)
5 Years	rr_AverageAnnualReturnYear05	(3.39%)
10 Years	rr_AverageAnnualReturnYear10	3.46%
DODGE & COX STOCK FUND | S&P 500 Index (reflects no deduction for expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
DODGE & COX GLOBAL STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DODGE & COX GLOBAL STOCK FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of principal and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;

■	Your investment has a 5% return each year; and

■	The Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of equity securities issued by companies from at least three different countries, including emerging markets. The Fund is not required to allocate its investments in set percentages in particular countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. companies and will invest at least 80% of its total assets in common stocks, preferred stocks, certain securities convertible into common stocks, and securities that carry the right to buy common stocks, including American, European, and Global Depositary Receipts.

The Fund invests primarily in medium-to-large well established companies based on standards of the applicable market. In selecting investments, the Fund invests primarily in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of a country and the protections provided to foreign shareholders.

The Fund may enter into forward currency contracts or currency futures contracts to hedge foreign currency exposure.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

■	Issuer risk. Securities held by the Fund may decline in value because of changes in the financial condition of, or other events affecting, the issuers of these securities.

■	Management risk. Dodge & Cox’s opinion about the intrinsic worth of a company or security may be incorrect, Dodge & Cox may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, and the market may continue to undervalue the Fund’s securities.

■	Equity risk. Equity securities generally have greater price volatility than fixed income securities.

■	Market risk. Stock prices may decline over short or extended periods due to general market conditions.

■	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.

■	Non-U.S. investment risk. Non-U.S. stock markets may decline due to conditions unique to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities.

■	Non-U.S. currency risk. Foreign currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure. The Fund also bears transaction charges for currency exchange.

■	Non-U.S. issuer risk. Non-U.S. securities may decline in value because of political, economic, or market instability; the absence of accurate information about the companies; risks of internal and external conflicts; or unfavorable government actions, including expropriation and nationalization. Non-U.S. securities are sometimes less liquid, more volatile, and harder to value than securities of U.S. issuers. Lack of uniform accounting, auditing, and financial reporting standards, with less governmental regulation and oversight than U.S. companies, may increase risk. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to investments. These risks may be higher when investing in emerging markets. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the Fund’s returns for 2009, 2010, and 2011. The table shows how the Fund’s average annual total returns for one year and since inception compare to that of a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at www.dodgeandcox.com or call 800-621-3979 for current performance figures.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows the Fund’s returns for 2009, 2010, and 2011. The table shows how the Fund’s average annual total returns for one year and since inception compare to that of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-621-3979
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dodgeandcox.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	DODGE & COX GLOBAL STOCK FUND Annual total returns 2009-2011 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the time period were: Highest: 33.48% (quarter ended June 30, 2009) Lowest: -20.56% (quarter ended September 30, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
DODGE & COX GLOBAL STOCK FUND | Dodge & Cox Global Stock Fund
Shareholder Fees:	rr_ShareholderFeesAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales charge (load) imposed on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (transfer agent, custody, accounting, legal, etc.)	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
Bar Chart Table:	rr_BarChartTableAbstract
09	rr_AnnualReturn2009	49.18%
10	rr_AnnualReturn2010	13.51%
11	rr_AnnualReturn2011	(11.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.56%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
DODGE & COX GLOBAL STOCK FUND | Return after taxes on distributions | Dodge & Cox Global Stock Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
DODGE & COX GLOBAL STOCK FUND | Return after taxes on distributions and sale of Fund shares | Dodge & Cox Global Stock Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
DODGE & COX GLOBAL STOCK FUND | MSCI World Index (Net) (reflects no deduction for expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.55%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.33%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008	[1]
DODGE & COX INTERNATIONAL STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DODGE & COX INTERNATIONAL STOCK FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of principal and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;

■	Your investment has a 5% return each year; and

■	The Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of equity securities issued by non-U.S. companies from at least three different countries, including emerging markets. Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks of non-U.S. companies.

The Fund invests primarily in medium-to-large well established companies based on standards of the applicable market. In selecting investments, the Fund invests primarily in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of a country and the protections provided to foreign shareholders.

The Fund may enter into forward currency contracts or currency futures contracts to hedge foreign currency exposure.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

■	Issuer risk. Securities held by the Fund may decline in value because of changes in the financial condition of, or other events affecting, the issuers of these securities.

■	Management risk. Dodge & Cox’s opinion about the intrinsic worth of a company or security may be incorrect, Dodge & Cox may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, and the market may continue to undervalue the Fund’s securities.

■	Equity risk. Equity securities generally have greater price volatility than fixed income securities.

■	Market risk. Stock prices may decline over short or extended periods due to general market conditions.

■	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.

■	Non-U.S. investment risk. Non-U.S. stock markets may decline due to conditions unique to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities.

■	Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure. The Fund also bears transaction charges for currency exchange.

■	Non-U.S. issuer risk. Non-U.S. securities may decline in value because of political, economic, or market instability; the absence of accurate information about the companies; risks of internal and external conflicts; or unfavorable government actions, including expropriation and nationalization. Non-U.S. securities are sometimes less liquid, more volatile, and harder to value than securities of U.S. issuers. Lack of uniform accounting, auditing, and financial reporting standards, with less governmental regulation and oversight than U.S. companies, may increase risk. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to investments. These risks may be higher when investing in emerging markets. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare to that of a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at www.dodgeandcox.com or call 800-621-3979 for current performance figures.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare to that of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-621-3979
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dodgeandcox.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	DODGE & COX INTERNATIONAL STOCK FUND Annual total returns 2002-2011 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the time period were: Highest: 33.37% (quarter ended June 30, 2009) Lowest: -26.06% (quarter ended December 31, 2008)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
DODGE & COX INTERNATIONAL STOCK FUND | Dodge & Cox International Stock Fund
Shareholder Fees:	rr_ShareholderFeesAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales charge (load) imposed on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (transfer agent, custody, accounting, legal, etc.)	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
Bar Chart Table:	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(13.11%)
03	rr_AnnualReturn2003	49.42%
04	rr_AnnualReturn2004	32.46%
05	rr_AnnualReturn2005	16.74%
06	rr_AnnualReturn2006	28.00%
07	rr_AnnualReturn2007	11.71%
08	rr_AnnualReturn2008	(46.68%)
09	rr_AnnualReturn2009	47.46%
10	rr_AnnualReturn2010	13.69%
11	rr_AnnualReturn2011	(15.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.06%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.97%)
5 Years	rr_AverageAnnualReturnYear05	(3.45%)
10 Years	rr_AverageAnnualReturnYear10	7.99%
DODGE & COX INTERNATIONAL STOCK FUND | Return after taxes on distributions | Dodge & Cox International Stock Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.07%)
5 Years	rr_AverageAnnualReturnYear05	(3.88%)
10 Years	rr_AverageAnnualReturnYear10	7.64%
DODGE & COX INTERNATIONAL STOCK FUND | Return after taxes on distributions and sale of Fund shares | Dodge & Cox International Stock Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.74%)
5 Years	rr_AverageAnnualReturnYear05	(2.75%)
10 Years	rr_AverageAnnualReturnYear10	7.20%
DODGE & COX INTERNATIONAL STOCK FUND | MSCI EAFE (Europe, Australasia, Far East) Index (Net) (reflects no deduction for expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.13%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(4.72%)	[1]
10 Years	rr_AverageAnnualReturnYear10	4.67%	[1]
DODGE & COX BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DODGE & COX BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;

■	Your investment has a 5% return each year; and

■	The Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of common stocks, preferred stocks, and fixed income securities. In selecting equity investments, the Fund primarily invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market and have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund’s equity investments are primarily in medium-to-large well established companies based on standards of the applicable market.

Fixed income investments primarily include investment-grade (top four credit ratings) securities such as U.S. government obligations, mortgage and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations (CMOs), and other fixed income securities. To a lesser extent, the Fund may also invest in below investment-grade fixed income securities, commonly referred to as high-yield or “junk” bonds, if they have a minimum rating of B by Moody’s, Fitch, or S&P, or are equivalently rated by any NRSRO.

The proportions held in the various fixed income securities will be revised in light of Dodge & Cox’s appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers, and other factors. In selecting fixed income securities, Dodge & Cox considers many factors, including yield-to-maturity, quality, liquidity, call risk, current yield, and capital appreciation potential.

While the mix of equity and fixed income securities will vary depending on Dodge & Cox’s outlook on the markets, under normal circumstances no more than 75% (and no less than 25%) of total assets will be invested in equity securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

■	Issuer risk. Securities held by the Fund may decline in value because of changes in the financial condition of, or other events affecting, the issuers of these securities.

■	Management risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, Dodge & Cox may not make timely purchases or sales of securities for the Fund, the Fund’s investment objectives may not be achieved, and the market may continue to undervalue the Fund’s securities.

■	Equity risk. Equity securities generally have greater price volatility than fixed income securities.

■	Market risk. Stock prices may decline over short or extended periods due to general market conditions.

■	Non-U.S. issuer risk. Non-U.S. securities (including ADRs) may decline in value because of political, economic, or market instability; the absence of accurate information about the companies; risks of internal and external conflicts; or unfavorable government actions, including expropriation and nationalization. Non-U.S. securities are sometimes less liquid, more volatile, and harder to value than securities of U.S. issuers. Lack of uniform accounting, auditing, and financial reporting standards, with less governmental regulation and oversight than U.S. companies, may increase risk. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to investments. These risks may be higher when investing in emerging markets companies. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.

■	Interest rate risk. Fixed income security prices may decline due to rising interest rates. Fixed income securities with longer maturities are generally subject to potentially greater price volatility than obligations with shorter maturities.

■	Credit risk. A security’s price may decline due to deterioration in the issuer’s financial condition, or the issuer may fail to repay interest and/or principal in a timely manner.

■	Call risk. During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds at lower interest rates.

■	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.

■	Mortgage and asset-backed securities risk. Early repayment of principal (e.g., prepayment of principal due to sale of the underlying property, refinancing, or foreclosure) of mortgage-related securities (or other callable securities) exposes the Fund to a potential loss on any premium to face value paid and to a lower rate of return upon reinvestment of principal. In addition, changes in the rate of prepayment also affect the price and price volatility of a mortgage-related security. Securities issued by certain U.S. government sponsored enterprises (GSEs) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks) are not issued or guaranteed by the U.S. Treasury. In the event that these GSEs cannot meet their obligations, there can be no assurance that the U.S. government will continue to provide support, and the Fund’s performance could be adversely impacted.
The Fund’s balance between stocks and fixed income securities could limit its potential for capital appreciation relative to an all-stock fund or contribute to greater volatility relative to an all-bond fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare with different broad measures of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at www.dodgeandcox.com or call 800-621-3979 for current performance figures.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare with different broad measures of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-621-3979
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dodgeandcox.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	DODGE & COX BALANCED FUND Annual total returns 2002-2011 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the time period were: Highest: 18.94% (quarter ended June 30, 2009) Lowest: -16.37% (quarter ended December 31, 2008)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
DODGE & COX BALANCED FUND | Dodge & Cox Balanced Fund
Shareholder Fees:	rr_ShareholderFeesAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales charge (load) imposed on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (transfer agent, custody, accounting, legal, etc.)	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	665
Bar Chart Table:	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	(2.94%)
03	rr_AnnualReturn2003	24.44%
04	rr_AnnualReturn2004	13.31%
05	rr_AnnualReturn2005	6.59%
06	rr_AnnualReturn2006	13.84%
07	rr_AnnualReturn2007	1.74%
08	rr_AnnualReturn2008	(33.57%)
09	rr_AnnualReturn2009	28.37%
10	rr_AnnualReturn2010	12.23%
11	rr_AnnualReturn2011	(1.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.37%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.66%)
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	4.75%
DODGE & COX BALANCED FUND | Return after taxes on distributions | Dodge & Cox Balanced Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.14%)
5 Years	rr_AverageAnnualReturnYear05	(1.72%)
10 Years	rr_AverageAnnualReturnYear10	3.74%
DODGE & COX BALANCED FUND | Return after taxes on distributions and sale of Fund shares | Dodge & Cox Balanced Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.75%)
5 Years	rr_AverageAnnualReturnYear05	(0.97%)
10 Years	rr_AverageAnnualReturnYear10	3.76%
DODGE & COX BALANCED FUND | S&P 500 Index (reflects no deduction for expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
DODGE & COX BALANCED FUND | Barclays Capital Aggregate Bond Index (reflects no deduction for expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	6.51%
10 Years	rr_AverageAnnualReturnYear10	5.78%
DODGE & COX BALANCED FUND | Combined Index (60% S&P 500 & 40% BCAG) (reflects no deduction for expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.70%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.85%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.40%	[2]
DODGE & COX INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DODGE & COX INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high and stable rate of current income, consistent with long-term preservation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective is to take advantage of opportunities to realize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;

■	Your investment has a 5% return each year; and

■	The Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of high-quality bonds and other fixed income securities. At least 65% of the Fund’s total assets will be invested in fixed income securities rated A or better by either Standard & Poor’s Ratings Group (S&P), Fitch Ratings (Fitch), or Moody’s Investors Service (Moody’s), or equivalently rated by any other nationally recognized statistical rating organization (NRSRO). These securities may include U.S. government obligations, mortgage and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations (CMOs), and other fixed income securities. Up to 20% of the Fund’s total assets may be invested in below investment-grade fixed income securities, commonly referred to as high-yield or “junk” bonds, if they have a minimum rating of B by Moody’s, Fitch, or S&P, are equivalently rated by any NRSRO, or, if unrated, are deemed to be of similar quality by Dodge & Cox.

The proportions held in the various fixed income securities will be revised in light of Dodge & Cox’s appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers, and other factors. In selecting securities, Dodge & Cox considers many factors, including yield-to-maturity, quality, liquidity, call risk, current yield, and capital appreciation potential.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate. The Fund’s performance could be hurt by:

■	Issuer risk. Securities held by the Fund may decline in value because of changes in the financial condition of, or other events affecting, the issuers of these securities.

■	Management risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, Dodge & Cox may not make timely purchases or sales of securities for the Fund, the Fund’s investment objectives may not be achieved, and the market may continue to undervalue the Fund’s securities.

■	Interest rate risk. Fixed income security prices may decline due to rising interest rates. Fixed income securities with longer maturities are generally subject to potentially greater price volatility than obligations with shorter maturities.

■	Credit risk. A security’s price may decline due to deterioration in the issuer’s financial condition, or the issuer may fail to repay interest and/or principal in a timely manner.

■	Call risk. During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds at lower interest rates.

■	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.

■	Mortgage and asset-backed securities risk. Early repayment of principal (e.g., prepayment of principal due to sale of the underlying property, refinancing, or foreclosure) of mortgage-related securities (or other callable securities) exposes the Fund to a potential loss on any premium to face value paid and to a lower rate of return upon reinvestment of principal. In addition, changes in the rate of prepayment also affect the price and price volatility of a mortgage-related security. Securities issued by certain U.S. government sponsored enterprises (GSEs) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks) are not issued or guaranteed by the U.S. Treasury. In the event that these GSEs cannot meet their obligations, there can be no assurance that the U.S. government will continue to provide support, and the Fund’s performance could be adversely impacted.

■	Non-U.S. issuer risk. Non-U.S. securities may decline in value because of political, economic, or market instability; the absence of accurate information about the companies; risks of internal and external conflicts; or unfavorable government actions, including expropriation and nationalization. Non-U.S. securities are sometimes less liquid, more volatile, and harder to value than securities of U.S. issuers. Lack of uniform accounting, auditing, and financial reporting standards, with less governmental regulation and oversight than U.S. companies, may increase risk. Some countries also may have different legal systems that may make it difficult for the Fund to exercise creditor rights and pursue legal remedies with respect to investments. These risks may be higher when investing in emerging markets companies. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare to those of a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at www.dodgeandcox.com or call 800-621-3979 for current performance figures.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns for one, five, and ten years compare to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-621-3979
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dodgeandcox.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	DODGE & COX INCOME FUND Annual total returns 2002-2011 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the time period were: Highest: 7.48% (quarter ended June 30, 2009) Lowest: -3.77% (quarter ended September 30, 2008)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.
DODGE & COX INCOME FUND | Dodge & Cox Income Fund
Shareholder Fees:	rr_ShareholderFeesAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales charge (load) imposed on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (transfer agent, custody, accounting, legal, etc.)	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	44
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	542
Bar Chart Table:	rr_BarChartTableAbstract
02	rr_AnnualReturn2002	10.75%
03	rr_AnnualReturn2003	5.97%
04	rr_AnnualReturn2004	3.64%
05	rr_AnnualReturn2005	1.98%
06	rr_AnnualReturn2006	5.30%
07	rr_AnnualReturn2007	4.68%
08	rr_AnnualReturn2008	(0.29%)
09	rr_AnnualReturn2009	16.05%
10	rr_AnnualReturn2010	7.17%
11	rr_AnnualReturn2011	4.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.77%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.76%
5 Years	rr_AverageAnnualReturnYear05	6.34%
10 Years	rr_AverageAnnualReturnYear10	5.91%
DODGE & COX INCOME FUND | Return after taxes on distributions | Dodge & Cox Income Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	4.11%
DODGE & COX INCOME FUND | Return after taxes on distributions and sale of Fund shares | Dodge & Cox Income Fund
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.08%
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	3.99%
DODGE & COX INCOME FUND | Barclays Capital Aggregate Bond Index (reflects no deduction for expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	6.51%
10 Years	rr_AverageAnnualReturnYear10	5.78%

[1]	MSCI Index (Net) returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.
[2]	The Combined Index is a composite blend of 60% of the S&P 500 Index and 40% of the Barclays Capital Aggregate Bond Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest.